Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000217972
Shareholder Report [Line Items]
Fund Name	Equity Income ETF
Trading Symbol	TEQI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Equity Income ETF (the "fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income ETF	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 320,283,000
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	13.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$320,283 Number of Portfolio Holdings132 Portfolio Turnover Rate13.6%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	23.3%
Health Care	13.1
Industrials & Business Services	12.3
Information Technology	9.2
Energy	9.2
Consumer Staples	9.1
Communication Services	6.1
Utilities	6.0
Consumer Discretionary	4.5
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	2.2%
MetLife	2.2
Southern	2.0
QUALCOMM	2.0
Charles Schwab	1.9
Wells Fargo	1.9
Elevance Health	1.9
JPMorgan Chase	1.9
Boeing	1.8
Citigroup	1.8

Material Fund Change [Text Block]